Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2024
Derivative Instruments And Hedging Activities [Abstract]
Derivative instruments and hedging activities
15.	Derivative instruments and hedging activities
Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, swap agreements, currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for ALM purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.
A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:
Foreign exchange forward contracts, swap agreements and currency option contracts
Foreign exchange forward contracts, swap agreements and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts expire in the same month as the corresponding purchased foreign currency option contracts.
Sony also entered into foreign exchange forward contracts and foreign currency option contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies for the fiscal years ended March 31, 2022, 2023 and 2024. The ineffective portions of the hedging relationships were not significant. Accordingly, these derivatives have been designated as cash flow hedges.
Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are measured at fair value with changes in value recognized in financial income and financial expenses.
Foreign exchange forward contracts, foreign currency option contracts and swap agreements held by certain subsidiaries in the Financial Services segment are measured at fair value with changes in value recognized in financial services revenue.
Interest rate swap agreements (including interest rate and currency swap agreements)
Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying borrowings and debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate debt securities.
Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are measured at fair value with changes in value recognized in financial services revenue.
Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are measured at fair value with changes in value recognized in financial income and financial expenses.
Other agreements
Certain subsidiaries in the Financial Services segment have equity future contracts, equity swap agreements, bond future contracts, commodity future contracts, interest rate swaption agreements, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market
with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 5 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are measured at fair value.
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	March 31, 2023		March 31, 2024
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	43,464	3,139	49,347	3,876
Interest rate swaptions agreements	380	2,517	272	2,574

Foreign exchange contracts
Foreign exchange forward contracts	12,496	12,257	6,951	11,088
Swap agreements	3,774	5,781	7,442	4,066
Currency option contracts purchased	508	835	74	791
Currency option contracts written	—	5	—	4
Other currency contracts	4,540	998	5,958	1,544

Equity contracts
Equity future contracts	290	3,321	—	3,428
Equity swap agreements	—	5,270	—	1,916
Option contracts purchased	4,692	—	2,379	—

Total derivatives	70,144	34,123	72,423	29,287

The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2023
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position

Cash flow hedging relationships
Foreign exchange forward contracts	70,125	—	70,125	458	—	Current assets: Other financial assets
Average rate (JPY/USD)	131.3	—
Currency option bought contracts	45,789	—	45,789	502	—	Current assets: Other financial assets
Average rate (JPY/USD)	125.8	—
Currency option sold contracts	47,995	—	47,995	—	835	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	131.9	—
Interest rate swap agreements	—	159,918	159,918	28,513	—	Non-current assets: Other financial assets
Average rate	—	1.5%

	Yen in millions
	March 31, 2024
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	92,973	—	92,973	—	1,580	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	145.7	—
Currency option bought contracts	17,224	—	17,224	70	—	Current assets: Other financial assets
Average rate (JPY/USD)	140.0	—
Currency option sold contracts	17,554	—	17,554	—	791	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	142.7	—
Interest rate swap agreements	—	181,704	181,704	33,098	—	Non-current assets: Other financial assets
Average rate	—	1.5%

Changes in the fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2023 and 2024 are summarized as follows:

	Yen in millions

	Foreign exchange contracts	Interest rate contracts	Total

Balance as of April 1, 2022	(5,503)	11,537	6,034

Changes in fair value of hedging instruments recognized in other comprehensive income	(26,950)	13,975	(12,975)
Reclassification adjustments to profit (loss) for the year *1 * 2	34,825	(4,012)	30,813
Deferred tax	(2,408)	(3,051)	(5,459)

Balance as of March 31, 2023	(36)	18,449	18,413

Changes in fair value of hedging instruments recognized in other comprehensive income	(28,288)	13,256	(15,032)
Reclassification adjustments to profit (loss) for the year *1 * 2	25,862	(8,880)	16,982
Deferred tax	742	(1,340)	(598)

Balance as of March 31, 2024	(1,720)	21,485	19,765

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2023 and 2024, hedge ineffectiveness recognized in profit or loss was not material.